Total
Midcap Stock Portfolio
Fund Summary
Investment Objective

The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P MidCap 400 Index).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Midcap Stock Portfolio		Midcap Stock Portfolio - Initial Shares	Midcap Stock Portfolio - Service Shares
Management fees		0.75%	0.75%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.12%	0.12%
Total annual fund operating expenses		0.87%	1.12%
Fee waiver and/or expense reimbursement	[1]	(0.07%)	(0.07%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.80%	1.05%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .80%. On or after May 1, 2025, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Midcap Stock Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Midcap Stock Portfolio - Initial Shares	82	271	475	1,066
Midcap Stock Portfolio - Service Shares	107	349	610	1,357

Expense Example No Redemption - Midcap Stock Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Midcap Stock Portfolio - Initial Shares	82	271	475	1,066
Midcap Stock Portfolio - Service Shares	107	349	610	1,357

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 66.09% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of mid-cap companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P MidCap 400 Index, the fund's benchmark, is a primary goal of the fund's investment process.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., selects stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model that measures a diverse set of corporate characteristics to identify and rank stocks based on valuation, momentum and sentiment and earnings quality measures.

Next, the fund's sub-adviser constructs the portfolio through a risk controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P MidCap 400 Index. Finally, within each sector and style subset, the fund seeks to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The fund's sub-adviser monitors the holdings in the fund's portfolio, and considers selling a security if the company's relative attractiveness deteriorates or if valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for owning it, such as deterioration in the company's fundamentals. In addition, the fund may sell a security if the sub-adviser determines a better investment opportunity emerges elsewhere.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

Year-by-Year Total Returns as of 12/31 each year (%) Initial Shares

During the periods shown in the chart: Best Quarter Q4, 2020: 24.25% Worst Quarter Q1, 2020: -30.68%
Average Annual Total Returns (as of 12/31/23)
Average Annual Returns - Midcap Stock Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Midcap Stock Portfolio - Initial Shares	18.31%	10.70%	7.44%
Midcap Stock Portfolio - Service Shares	17.99%	10.42%	7.17%
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes	16.44%	12.62%	9.27%